Schedule of Long-Term Debt Instruments (Details) (Parenthetical) - Convertible Debt [Member]	Dec. 31, 2025
December, 2025 Convertible Debt [Member]
Short-Term Debt [Line Items]
Interest rate	4.00%
June, 2026 Convertible Debt [Member]
Short-Term Debt [Line Items]
Interest rate	4.00%	[1]
Unsecured Convertible Note Due July 2026 [Member]
Short-Term Debt [Line Items]
Interest rate	4.00%	[2]
Unsecured Convertible Note Due October Two Thousand Twenty Six [Member]
Short-Term Debt [Line Items]
Interest rate	4.00%	[3]

[1]	Represents the Second Tranche Note (as described in this Note 10)
[2]	Represents the Third Tranche Note (as described in this Note 10)
[3]	Represents the Fourth Tranche Note (as described in this Note 10)